Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Prior CEO 1 (Mr. Traenkle) (1)(2)	Compensation Actually Paid to Prior CEO 1 (Mr. Traenkle) (3)	Summary Compensation Table Total for Prior CEO 2 (Mr. Witt) (1)(2)	Compensation Actually Paid to Prior CEO 2 (Mr. Witt) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (5)	Return on Average Equity (6)
					Company Total Shareholder Return (4)	BBREIT Mortgage Index Total Shareholder Return (4)
	($)	($)	($)	($)	($)	($)	($)	(%)
2020	0	(128,079)	0	(115,348)	59.28	77.66	(353.3)	6.80

Year	Summary Compensation Table Total for CEO (Mr. Mazzei) (1)	Compensation Actually Paid to CEO (Mr. Mazzei) (3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (5)	Return on Average Equity (6)
					Company Total Shareholder Return (4)	BBREIT Mortgage Index Total Shareholder Return (4)
	($)	($)	($)	($)	($)	($)	($)	(%)
2022	5,878,120	4,005,123	2,270,857	1,566,837	58.35	69.75	45.8	8.04
2021	5,670,652	6,657,752	2,383,732	2,689,103	86.20	94.19	(101.0)	7.05
2020	466,180	1,072,500	265,439	35,060	59.28	77.66	(353.3)	6.80

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote [Text Block]
In 2020, we were an externally managed company and all of our named executive officers, including our CEO, were employees of our former external manager and/or affiliates thereof. Accordingly, we did not pay, award or provide any cash compensation or benefits to Mr. Kevin P. Traenkle, who served as CEO until his resignation effective February 29, 2020 (“Prior CEO 1”) or to Andrew E. Witt, who served as our interim CEO from March 1, 2020 to April 1, 2020 (“Prior CEO 2”).
Michael Mazzei was appointed CEO and President effective April 1, 2020 (continuing as CEO and no longer serving as President since February 22, 2022).

In 2020, the other NEOs were Neale W. Redington, our Chief Financial Officer and Treasurer, and David A. Palamé, our General Counsel and Secretary.

In 2021 and 2022, the other NEOs were Andrew E. Witt, our Chief Operating Officer (and President, from and after February 22, 2022), Frank V. Saracino, our Chief Financial Officer, Treasurer and Executive Vice President, and David A. Palamé, our General Counsel, Secretary and Executive Vice President.

Adjustment To PEO Compensation, Footnote [Text Block]	The values reflected in this column for 2020 reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 24 of the proxy statement of Colony Credit Real Estate, Inc. filed on March 24, 2021 (the “2021 Proxy”). See the footnotes to the SCT in the 2021 Proxy for further detail regarding the amounts in this column.

Name	Year	SCT Total	SCT Stock Awards	Year End Fair Value of Unvested Stock Awards Granted	Year End Change In Fair Value of Prior Year Unvested Stock Awards	Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Prior Year Stock Awards that Vested	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
CEO	2022	$5,878,120	$(3,034,851)	$2,351,632	$(1,440,486)	$—	$(172,666)	$—	$423,374	$4,005,123
	2021	5,670,652	(3,633,700)	4,309,200	—	—	157,300	—	154,300	6,657,752
	2020	466,180	(466,180)	1,072,500	—	—	—	—	—	1,072,500
CEO P1	2020	0	—	—	—	—	(170,770)	—	42,691	(128,079)
CEO P2	2020	0	—	—	66,131	—	(55,996)	—	6,779	(115,348)
NEO Average	2022	2,270,857	(1,097,002)	850,040	(541,897)	—	(72,009)	—	156,848	1,566,837
	2021	2,383,732	(1,405,147)	1,621,080	13,154	—	21,555	—	54,729	2,689,103
	2020	265,439	—	—	(131,589)	—	(109,589)	—	10,800	35,060

Non-PEO NEO Average Total Compensation Amount	$ 2,270,857,000	$ 2,383,732,000	$ 265,439,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,566,837,000	2,689,103,000	35,060,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The values reflected in this column for 2020 reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 24 of the proxy statement of Colony Credit Real Estate, Inc. filed on March 24, 2021 (the “2021 Proxy”). See the footnotes to the SCT in the 2021 Proxy for further detail regarding the amounts in this column.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 58.35	86.20	59.28
Peer Group Total Shareholder Return Amount	69.75	94.19	77.66
Net Income (Loss)	$ 45,800,000	$ (101,000,000.0)	$ (353,300,000)
Company Selected Measure Amount	8,040.00	7,050.00	6,800
PEO Name	Michael Mazzei
Additional 402(v) Disclosure [Text Block]
In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and certain of its industry peers. The disclosure included in this section is not incorporated by reference in Part III of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
The following tables sets forth information concerning the compensation actually paid to (1) certain prior chief executive officers, as applicable, and (2) our CEO and the average compensation among our other NEOs compared to Company performance for the years ended December 31, 2022, 2021 and 2020.
Net Income (Loss) as determined in accordance with generally accepted accounting principles in the United States. Amounts in millions.The graphs below reflect the relationship between “Compensation Actually Paid” to our Chief Executive Officer and the average compensation actually paid among other Named Executive Officers and (i) Total Shareholder Return (of our Company and the BBREIT Mortgage Index), (ii) Net Income, and (iii) Return on Average Equity (“ROAE”). The Compensation Committee considers certain financial performance metrics, along with other quantitative, qualitative and individual performance measures in determining the appropriate compensation for NEOs. In the Company’s assessment, the following list of performance measures represent the most important measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company Performance:
NON-GAAP FINANCIAL MEASURES
We refer to certain non-GAAP financial measures within this Proxy Statement. The below provides definitions for these measures. See also the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 in Item 7 “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Supplemental Financial Measures.”
Return on Average Equity or (“ROAE”) is a measure of the Company’s (x) Adjusted Distributable Earnings for a particular fiscal year divided by (y) the average undepreciated book value of the Company for such fiscal year.
“Adjusted Distributable Earnings” are Distributable Earnings (as defined below) excluding (i) realized gains and losses on asset sales, (ii) fair value adjustments, which represent mark-to-market adjustments to investments in unconsolidated ventures based on an exit price, defined as the estimated price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants, (iii) unrealized gains or losses, (iv) realized specific CECL reserves and (v) one-time gains or losses that in the judgement of management should not be included in Adjusted Distributable Earnings. We believe Adjusted Distributable Earnings is a useful indicator for investors to further evaluate and compare our operating performance to our peers and our ability to pay dividends, net of the impact of any gains or losses on assets sales or fair value adjustments, as described above.
“Distributable Earnings” is defined as GAAP net income (loss) attributable to our common stockholders (or, without duplication, the owners of the common equity of our direct subsidiaries, such as our OP) and excluding (i) non-cash equity compensation expense, (ii) the expenses incurred in connection with our formation or other strategic transactions, (iii) the incentive fee, (iv) acquisition costs from successful acquisitions, (v) gains or losses from sales of real estate property and impairment write-downs of depreciable real estate, including unconsolidated joint ventures and preferred equity investments, (vi) general CECL reserves determined by probability of default/loss given default (“PD/LGD”) model, (vii) depreciation and amortization, (viii) any unrealized gains or losses or other similar non-cash items that are included in net income for the current quarter, regardless of whether such items are included in other comprehensive income or loss, or in net income, (ix) one-time events pursuant to changes in GAAP and (x) certain material non-cash income or expense items that in the judgment of management should not be included in Distributable Earnings. For clauses (ix) and (x), such exclusions shall only be applied after approval by a majority of our independent directors. Distributable Earnings include specific CECL reserves when realized. Loan losses are realized when such amounts are deemed nonrecoverable at the time the loan is repaid, or if the underlying asset is sold following foreclosure, or if we determine that it is probable that all amounts due will not be collected; realized loan losses to be included in Distributable Earnings is the difference between the cash received, or expected to be received, and the book value of the asset.
We believe that Distributable Earnings provides meaningful information to consider in addition to our net income and cash flow from operating activities determined in accordance with GAAP, and this metric is a useful indicator for investors in evaluating and comparing our operating performance to our peers and our ability to pay dividends. As a REIT, we are required to distribute substantially all of our taxable income and we believe that dividends are one of the principal reasons investors invest in credit or commercial mortgage REITs such as our company. Over time, Distributable Earnings has been a useful indicator of our dividends per share and we consider that measure in determining the dividend, if any, to be paid. This supplemental financial measure also helps us to evaluate our performance excluding the effects of certain transactions and GAAP adjustments that we believe are not necessarily indicative of our current portfolio and operations.
Distributable Earnings and Adjusted Distributable Earnings do not represent net income or cash generated from operating activities and should not be considered as an alternative to GAAP net income or an indication of our cash flows from operating activities determined in accordance with GAAP, a measure of our liquidity, or an indication of funds available to fund our cash needs. In addition, our methodology for calculating Distributable Earnings and Adjusted Distributable Earnings may differ from methodologies employed by other companies to calculate the same or similar non-GAAP supplemental financial measures, and accordingly, our reported Distributable Earnings and Adjusted Distributable Earnings may not be comparable to the Distributable Earnings and Adjusted Distributable Earnings reported by other companies.
“Undepreciated Book Value” is a non-GAAP financial metric which is defined as total stockholders’ equity (or “GAAP net book value”) excluding the impact of our pro rata share of accumulated depreciation and amortization on real estate investments (including related intangible assets and liabilities). The Company reports undepreciated book value in its quarterly and annual financial statements, including reconciliations to GAAP net book value. We believe that undepreciated book value is a more
	useful and consistent measure of the value of the Company’s current portfolio and operations. Average undepreciated book value represents the average of undepreciated book value across the four quarterly periods in any given fiscal year.
Adjustment To Summary Compensation Table, Footnote	This column is computed in accordance with Item 402(v) of Regulation S-K with “Compensation Actually Paid” as a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. Amounts for “Other NEOs” represents the average of each named executive officer (“NEO”) other than the CEO, Prior CEO 1 (“CEO P1”) or Prior CEO 2 (“CEO P2”).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	return on average equity
Non-GAAP Measure Description [Text Block]	Total Shareholder Return is calculated for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. The Bloomberg Real Estate Investment Trust Mortgage Index (“BBREIT Mortgage Index”) is a capitalization-weighted index of infinite life Mortgage REITs having a market capitalization of $15 million or greater.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted distributable earnings
Non-GAAP Measure Description [Text Block]	Return on Average Equity is defined in “Non-GAAP Financial Measures” below.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	total dividends paid to stockholders
Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,097,002,000)	$ (1,405,147,000)	$ 0
Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	850,040,000	1,621,080,000	0
Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(541,897,000)	13,154,000	(131,589,000)
Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,009,000)	21,555,000	(109,589,000)
Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	156,848,000	54,729,000	10,800,000
Mr. Traenkle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0
PEO Actually Paid Compensation Amount			(128,079,000)
Mr. Traenkle [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Traenkle [Member] | Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Traenkle [Member] | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Traenkle [Member] | Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Traenkle [Member] | Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(170,770,000)
Mr. Traenkle [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Traenkle [Member] | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			42,691,000
Mr. Witt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0
PEO Actually Paid Compensation Amount			(115,348,000)
Mr. Witt [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Witt [Member] | Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Witt [Member] | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			66,131,000
Mr. Witt [Member] | Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Witt [Member] | Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(55,996,000)
Mr. Witt [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Witt [Member] | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,779,000
Mr. Mazzei [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,878,120,000	5,670,652,000	466,180,000
PEO Actually Paid Compensation Amount	4,005,123,000	6,657,752,000	1,072,500,000
Mr. Mazzei [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,034,851,000)	(3,633,700,000)	(466,180,000)
Mr. Mazzei [Member] | Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,351,632,000	4,309,200,000	1,072,500,000
Mr. Mazzei [Member] | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,440,486,000)	0	0
Mr. Mazzei [Member] | Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Mazzei [Member] | Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,666,000)	157,300,000	0
Mr. Mazzei [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Mazzei [Member] | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 423,374,000	$ 154,300,000	$ 0